Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments for Non-Cancellable Operating Leases

The following are future minimum lease payments for non-cancellable operating leases having a remaining term in excess of one year at 31 March 2014:

Years ending 31 March (Millions of US dollars):
2015	$20.9
2016	17.7
2017	7.7
2018	6.3
2019	5.6
Thereafter	10.3

Total	$68.5